PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Asset-Backed Securities 15.6%
Cayman Islands 11.0%
Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.098%(c)	04/23/31	250	$249,692
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.465(c)	08/20/32	250	250,111
Broad River Bsl Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.304(c)	07/20/34	750	749,994
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484(c)	01/17/28	250	250,191
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.159(c)	04/30/31	250	249,457
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.104(c)	04/17/31	249	249,242
CBAM Ltd., Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.494(c)	10/20/32	250	250,135
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.136(c)	04/15/31	250	250,057
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.155(c)	04/26/31	750	750,254
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.458(c)	07/22/32	250	250,044
Madison Park Funding Ltd., Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.476(c)	10/15/32	250	250,191
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.805(c)	02/20/31	250	249,881
Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.456(c)	10/15/32	500	500,874

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.884%(c)	04/17/31		250	$249,373
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.255(c)	05/21/34		750	747,295
TCW CLO Ltd., Series 2020-01A, Class A1RR, 144A	0.000(cc)	04/20/34		750	749,128
Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	01/17/30		248	247,998
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.348(c)	04/23/32		500	500,424
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.626(c)	04/15/29		250	249,569
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.095(c)	04/25/31		250	248,573
					7,492,483
Ireland 2.2%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	593,643
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	297,493
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	11/15/31	EUR	500	592,079
					1,483,215
Spain 0.2%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	105	108,220
United States 2.2%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.226(c)	05/17/31		250	249,756

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.253%(c)	04/25/38		76	$75,868
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	102,077
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	205,642

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	102,501
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	108,056
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	111,358
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A	1.760	03/08/28		100	100,375
Series 2021-A, Class C, 144A	3.440	03/08/28		100	100,257
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.939(c)	02/25/23		100	100,481
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25		100	99,852

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24		120	118,702
					1,474,925

Total Asset-Backed Securities (cost $10,488,723)					10,558,843
Bank Loan 0.0%
United States
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250% (cost $35,791)	3.360(c)	08/24/26		50	27,383
Commercial Mortgage-Backed Securities 8.1%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	23	19,372

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Ireland 1.6%
Deco DAC, Series 2019-RAM, Class B, 3 Month GBP LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.548%(c)	08/07/30	GBP	498	$569,301
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/26	EUR	100	118,743
Taurus CMBS,
Series 2021-UK04A, Class B, 144A	—(p)	08/17/31	GBP	100	139,000
Series 2021-UK04A, Class C, 144A	—(p)	08/17/31	GBP	100	139,000
Series 2021-UK04A, Class D, 144A	—(p)	08/17/31	GBP	100	139,000
					1,105,044
United States 6.4%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	274,807
Series 2020-BN26, Class A3	2.155	03/15/63		200	205,741

BBCMS Mortgage Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	400,658
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	186,559
Series 2018-B02, Class A3	3.544	02/15/51		200	215,430
Series 2020-B17, Class A4	2.042	03/15/53		75	76,495
Series 2020-B20, Class A3	1.945	10/15/53		100	101,923
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	10/15/36		89	89,644
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.393(c)	10/15/36		90	89,644
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	10/15/36		89	89,619
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.093(c)	12/15/36		95	94,898

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51		150	167,537
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37		98	99,069
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.243(c)	05/15/36		200	200,627

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.648%(cc)	11/25/25		4,439	$110,645
Series K111, Class X1, IO	1.572(cc)	05/25/30		319	38,842
Series K113, Class X1, IO	1.387(cc)	06/25/30		920	99,853
Series KG03, Class X1, IO	1.381(cc)	06/25/30		1,055	111,604

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51		125	139,766
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		100	92,713
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.293(c)	01/15/26		100	100,939
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.843(c)	01/15/26		100	101,062

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51		250	281,654
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		250	264,437
Series 2021-C59, Class A3	1.958	04/15/54		600	609,962
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.493(c)	05/15/31		100	100,312
					4,344,440

Total Commercial Mortgage-Backed Securities (cost $5,298,929)					5,468,856
Corporate Bonds 36.7%
Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46		60	76,945
Brazil 0.5%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	200	320,941
Canada 1.4%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	26,036

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Bombardier, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		25	$26,024
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	25,520
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	82,883

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	35,082
Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	239,472
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	129,166
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	335,414
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	74,932
					974,529
China 1.4%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		128	133,355
China Development Bank, Sr. Unsec’d. Notes	4.300	08/02/32	CNH	5,000	843,268
					976,623
Denmark 0.7%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	301,538
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	188,082
					489,620
France 2.1%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		200	208,149
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31		200	213,236

Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	132,066
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	131,272
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	100,736

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26		200	$199,342
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27		200	200,899
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24		255	274,248
					1,459,948
Germany 1.5%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	82,922
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	264,652
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	211,872

thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	200	237,659
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	122,190
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	135,947
					1,055,242
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	249,863
India 0.2%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,572
Indonesia 0.2%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	115,495
Italy 0.9%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	147,188
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	207,708

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy (cont’d.)
Nexi SpA, Sr. Unsec’d. Notes	2.125%	04/30/29	EUR	100	$118,359
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	123,985
					597,240
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., Gtd. Notes, 144A	8.000	12/31/26		100	97,132
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	100	117,496
Gtd. Notes	3.638	06/20/22	CHF	50	56,811
					174,307
Luxembourg 0.4%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	121,900
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	120,057
					241,957
Malta 0.2%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		100	137,513
Mexico 1.3%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		166	173,882
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	300	356,726
Gtd. Notes, EMTN	2.500	08/21/21	EUR	100	118,647
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	118,513
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	118,488
					886,256

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands 0.6%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500%	12/14/26	AUD	90	$70,062
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	250	308,780
					378,842
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		119	112,946
Russia 0.3%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	147,682
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	55,670
					203,352
Spain 1.5%
Amadeus IT Group SA, Sr. Unsec’d. Notes, EMTN	1.875	09/24/28	EUR	100	128,782
Banco Santander SA, Sr. Unsec’d. Notes	1.849	03/25/26		200	203,654
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	300	359,238
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	119,958
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	241,614
					1,053,246
Supranational Bank 0.1%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	59,085
Sweden 0.4%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A	1.418(ff)	06/11/27		275	276,606

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland 0.7%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593%(ff)	09/11/25		250	$260,570
UBS Group AG, Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	199,765
					460,335
United Arab Emirates 0.2%
DP World Ltd., Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	126,947
United Kingdom 2.7%
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	215,883
BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	80,630
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	277,652
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	138,791
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		150	160,429
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	100	166,882
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	122,325
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	121,591
HSBC Holdings PLC, Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	207,588
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	351,862
					1,843,633
United States 18.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		50	59,352
Sr. Unsec’d. Notes	4.250	11/21/49		50	61,302

American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	52,605
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)		90	90,739

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	$129,231
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		15	16,979
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	107,745
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125	08/15/26	EUR	250	297,042
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	25,838
Gtd. Notes, 144A	9.000	11/01/27		25	34,227
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	25,059
Sr. Unsec’d. Notes, 144A	9.875	04/01/27		50	55,647
AT&T, Inc.,
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	81,973
Sr. Unsec’d. Notes, 144A	3.550	09/15/55		40	41,347
Sr. Unsec’d. Notes, 144A	3.650	09/15/59		69	71,509

Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	250	304,718
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		190	195,931
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	274,811
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	203,639
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	305,585
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	92,225

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		135	146,123
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,780
Gtd. Notes, 144A	5.250	01/30/30		25	23,550
Gtd. Notes, 144A	6.250	02/15/29		10	9,956
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	51,728
Gtd. Notes	7.250	10/15/29		20	21,961

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40		10	9,796
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29		65	74,389

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes	3.459%	09/15/26		102	$111,350
Gtd. Notes, 144A	3.500	02/15/41		30	31,173
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	69,570

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		99	101,710
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	9,929
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	10,100
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	50,694
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		50	51,561
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	78,644

Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		25	25,543
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32		40	39,260
Sr. Sec’d. Notes	3.900	06/01/52		35	36,299
Sr. Sec’d. Notes	4.800	03/01/50		35	41,147
Sr. Sec’d. Notes	6.384	10/23/35		100	134,876

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30		25	25,997
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		150	153,818
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		300	300,658
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		100	103,370
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	321,328

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		100	114,103
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	196,888
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		6	6,947
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		25	26,453
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	131,715
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	150	180,625

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		45	$17,926
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31		15	15,739
Gtd. Notes	4.400	03/24/51		5	5,715

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Sec’d. Notes, 144A	5.875	08/15/27		45	46,557
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	114,638
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		50	57,107
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	78,749
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	103,117
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	51,191
Sr. Unsec’d. Notes	5.000	05/15/50		45	52,757
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	16,481
Gtd. Notes	3.950	01/31/60		15	16,875

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	127,452
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		125	142,992
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	61,214
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31		75	76,683
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	130,509
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	302,128
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	19,728
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	202,202
Sub. Notes	4.750	10/12/21	EUR	150	179,580

HCA, Inc., Sr. Sec’d. Notes	5.250	04/15/25		100	114,729
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	48,837
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		75	82,313

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%	04/15/29		25	$28,127
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	206,878
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		250	254,928
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	93,415
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		125	130,116
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	73,169

Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		93	98,908
Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	133,191
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		50	70,341
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	76,954
Medtronic Global Holdings SCA, Gtd. Notes	0.750	10/15/32	EUR	100	122,998
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	240,389
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	111,667
Sr. Unsec’d. Notes	3.217(ff)	04/22/42		30	32,224
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	49,354
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		150	151,229
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		75	73,650

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	28,094
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	250	363,073
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	15,243
Gtd. Notes, 144A	6.000	01/15/27		35	36,576

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		100	111,410
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	56,311
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	136,360
Phillips 66, Gtd. Notes	3.700	04/06/23		15	15,793

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Range Resources Corp., Gtd. Notes	9.250%	02/01/26		50	$54,281
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000	10/15/25		100	102,750
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	200	238,763
Skyworks Solutions, Inc., Sr. Unsec’d. Notes	3.000	06/01/31		75	78,545
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	212,987
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	142,622
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	52,377
Swiss Re Finance UK PLC, Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	133,296
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500	10/01/25		50	54,308
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	28,345
Gtd. Notes, 144A	6.625	07/15/27		25	26,699
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	10,873

Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28		75	79,864
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		30	35,716
Sr. Sec’d. Notes	4.500	04/15/50		40	48,723

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		24	24,102
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	61,725
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	10,290

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		60	65,581
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		100	106,527
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	127,177

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875%	08/15/29		5	$5,107
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	5,157
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		5	5,162
Gtd. Notes	2.850	12/15/32		5	5,361
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	46,784
Sr. Unsec’d. Notes	2.650	11/20/40		45	44,019
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		110	119,945
Gtd. Notes, 144A	4.000	06/22/50		15	16,228
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	46,497
Gtd. Notes, 144A	5.625	02/15/27		75	77,871

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	0.805(ff)	05/19/25		105	105,193
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		50	50,831
Sr. Unsec’d. Notes	3.100	01/15/30		70	75,600

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	119,427
					12,417,895

Total Corporate Bonds (cost $24,108,231)					24,914,070
Residential Mortgage-Backed Securities 2.6%
Bermuda 0.5%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28		62	62,858
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31		150	150,823

Home Re Ltd., Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.639(c)	07/25/33		150	149,537
					363,218

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453%(c)	07/30/75	EUR	89	$104,491
United Kingdom 0.2%
Jupiter Mortgage No. 1 PLC, Series 01A, Class B, 144A, 3 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.450(c)	07/20/60	GBP	100	139,547
United States 1.7%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50		35	36,772
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50		165	167,526
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.689(c)	07/25/50		18	17,775
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51		10	10,012
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.850(c)	01/25/51		80	80,244
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.550(c)	10/25/33		45	46,700
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34		30	30,515
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34		20	20,122

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49		136	135,790
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59		36	36,081
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		81	82,047
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		87	87,076

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60		253	$252,900
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22		166	167,107
					1,170,667

Total Residential Mortgage-Backed Securities (cost $1,767,857)					1,777,923
Sovereign Bonds 24.7%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	100	123,134
Austria 0.3%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	171,892
Brazil 1.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		62	63,802
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		595	642,911
					706,713
Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	152,159
Canada 0.6%
City of Montreal Canada, Unsec’d. Notes	3.000	09/01/27	CAD	200	175,064
Municipal Finance Authority of British Columbia, Unsec’d. Notes	2.500	04/19/26	CAD	200	170,417
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	91,755
					437,236

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile 0.2%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440%	02/01/29	EUR	115	$145,940
China 0.4%
China Government Bond, Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	92,693
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	161,332
					254,025
Colombia 1.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	196,151
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	658,272
					854,423
Croatia 0.4%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	245,876
Cyprus 0.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	25,142
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	129,843
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	301,371
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	49,642
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	70,995
					576,993
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	112,607
France 0.1%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	96,588

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece 1.9%
Hellenic Republic Government Bond,
Bonds	4.300%	02/24/34	EUR	48	$78,015
Bonds	4.300	02/24/35	EUR	21	34,757
Bonds	4.300	02/24/37	EUR	440	753,430
Bonds	4.300	02/24/38	EUR	31	54,519
Bonds	4.300	02/24/41	EUR	88	157,749
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	100	132,754

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	89,704
					1,300,928
Hungary 0.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	130,555
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	300	46,609
					177,164
Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	119,811
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	123,667
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	249,409
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	132,563
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	282,358
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	220,766
					1,128,574
Israel 0.7%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	128,356
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	351,651
					480,007
Italy 3.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	153,736
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	150,926
Sr. Unsec’d. Notes, 144A	1.800	03/01/41	EUR	315	404,030
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	220	340,756

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)

Region of Lazio, Sr. Unsec’d. Notes	3.088%	03/31/43	EUR	91	$125,520
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	93,910
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	102,568
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	180,300
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	479,462
Sr. Unsec’d. Notes, MTN	5.200	07/31/34	EUR	100	176,841
					2,208,049
Japan 0.4%
Japan Government Thirty Year Bond, Bonds, Series 70	0.700	03/20/51	JPY	15,000	139,214
Japan Government Twenty Year Bond, Bonds, Series 176	0.500	03/20/41	JPY	15,000	139,736
					278,950
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	152,513
Mexico 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	245,257
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	124,396
					369,653
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	78,537
Panama 0.3%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	220,714

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 0.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250%	03/11/33	EUR	105	$122,152
Sr. Unsec’d. Notes	2.392	01/23/26		85	87,131
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	395,911
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,601
					630,795
Philippines 0.9%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	589,675
Portugal 1.6%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,540
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	50	73,394
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	356,726
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	145	290,934
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	210	242,370
					1,056,964
Qatar 0.3%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	217,651
Romania 0.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	67,168
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	138,083
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	60,892
					266,143
Russia 1.1%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.125	11/20/27	EUR	100	118,121
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	200	234,548
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	100	121,082
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	260,337
					734,088

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia 0.2%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000%	07/09/39	EUR	125	$154,470
Serbia 0.8%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	330,568
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	190,781
					521,349
Spain 1.8%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	161,227
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	117,401
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	43,083
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	216,025
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	397,568
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	116,316

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	177,169
					1,228,789
Ukraine 0.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	230	253,850
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	259,085
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,370
					623,305
United Kingdom 0.5%
United Kingdom Gilt, Bonds	4.250	12/07/46	GBP	155	372,646

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27		39	$45,325
Sr. Unsec’d. Notes	4.375	01/23/31		62	72,931
					118,256

Total Sovereign Bonds (cost $15,429,280)					16,786,806
U.S. Government Agency Obligation 0.3%
Tennessee Valley Authority Sr. Unsec’d. Notes (cost $194,881)	5.625	06/07/32	GBP	100	200,755
U.S. Treasury Obligations 8.9%
U.S. Treasury Bonds	2.750	08/15/47		675	795,129
U.S. Treasury Notes	0.625	08/15/30		300	285,609
U.S. Treasury Notes	1.000	07/31/28		2,400	2,399,275
U.S. Treasury Notes	1.125	02/15/31		2,600	2,578,875

Total U.S. Treasury Obligations (cost $5,835,182)					6,058,888

Total Long-Term Investments (cost $63,158,874)					65,793,524

	Shares
Short-Term Investments 6.5%
Affiliated Mutual Fund 6.5%
PGIM Core Ultra Short Bond Fund (cost $4,390,317)(wb)	4,390,317	4,390,317
Options Purchased*~ 0.0%
(cost $10,079)		8,414

Total Short-Term Investments (cost $4,400,396)		4,398,731

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $67,559,270)	$70,192,255
Options Written*~ (0.0)%
(premiums received $13,315)	(11,128)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.4% (cost $67,545,955)	70,181,127
Liabilities in excess of other assets(z) (3.4)%	(2,280,523)

Net Assets 100.0%	$67,900,604

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBS—Collateralized Mortgage-Backed Security
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MPLE—Maple Bonds
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $43 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaptions, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,000	$3,529
2- Year Interest Rate Swaptions, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,000	4,885
Total Options Purchased (cost $10,079)									$8,414
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaptions, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)		800	$(6,814)
2- Year Interest Rate Swaptions, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		800	(4,116)
iTraxx.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	5.00%	5.00%(Q)	iTraxx.35.V1(Q)	EUR	330	(198)
Total Options Written (premiums received $13,315)									$(11,128)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	5 Year U.S. Treasury Notes	Sep. 2021	$2,737,797	$21,873
3	10 Year Canadian Government Bonds	Sep. 2021	355,907	7,835
6	10 Year U.K. Gilt	Sep. 2021	1,082,449	16,576
35	20 Year U.S. Treasury Bonds	Sep. 2021	5,765,156	268,897
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	2,793,438	196,582
6	Euro-OAT	Sep. 2021	1,153,604	13,814
				525,577
Short Positions:
3	3 Month CME SOFR	Jun. 2022	749,588	557
94	2 Year U.S. Treasury Notes	Sep. 2021	20,741,687	(798)
34	5 Year Euro-Bobl	Sep. 2021	5,459,407	(52,427)
11	10 Year Euro-Bund	Sep. 2021	2,304,018	(41,471)
26	10 Year U.S. Treasury Notes	Sep. 2021	3,495,781	(2,355)
4	10 Year U.S. Ultra Treasury Notes	Sep. 2021	601,000	5,197
59	Euro Currency	Sep. 2021	8,751,175	234,215
57	Euro Schatz Index	Sep. 2021	7,597,024	(13,380)
				129,538
				$655,115
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	354	$68,251	$67,861	$—	$(390)
British Pound,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	GBP	2,244	3,095,171	3,119,140	23,969	—
Euro,
Expiring 08/03/21	Barclays Bank PLC	EUR	10,230	12,087,187	12,135,689	48,502	—
Japanese Yen,
Expiring 08/03/21	BNP Paribas S.A.	JPY	52,287	474,217	476,627	2,410	—
				$15,724,826	$15,799,317	74,881	(390)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Bank of America, N.A.	AUD	99	$73,059	$72,943	$116	$—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	344	255,529	252,298	3,231	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	354	71,387	67,861	3,526	—
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	354	67,984	67,582	402	—
British Pound,
Expiring 08/03/21	BNP Paribas S.A.	GBP	1,986	2,765,413	2,760,410	5,003	—
Expiring 08/03/21	Morgan Stanley & Co. International PLC	GBP	258	358,412	358,730	—	(318)
Expiring 09/02/21	Morgan Stanley & Co. International PLC	GBP	2,244	3,095,377	3,119,364	—	(23,987)
Expiring 10/19/21	Barclays Bank PLC	GBP	65	91,035	91,016	19	—
Expiring 10/19/21	BNP Paribas S.A.	GBP	55	75,946	76,184	—	(238)
Canadian Dollar,
Expiring 10/19/21	Bank of America, N.A.	CAD	73	58,366	58,404	—	(38)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	1,076	859,129	862,198	—	(3,069)
Chilean Peso,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	7,859	10,974	10,343	631	—
Chinese Renminbi,
Expiring 08/18/21	Barclays Bank PLC	CNH	345	53,328	53,310	18	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	7,301	1,130,668	1,127,716	2,952	—
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	230	35,426	35,462	—	(36)
Expiring 08/18/21	Standard Chartered	CNH	562	86,366	86,782	—	(416)
Euro,
Expiring 08/03/21	Bank of America, N.A.	EUR	1,020	1,204,181	1,210,154	—	(5,973)
Expiring 08/03/21	Barclays Bank PLC	EUR	8,761	10,471,193	10,393,055	78,138	—
Expiring 08/03/21	Credit Suisse International	EUR	100	118,906	119,028	—	(122)
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	100	118,324	118,467	—	(143)
Expiring 08/03/21	Morgan Stanley & Co. International PLC	EUR	249	294,875	294,986	—	(111)
Expiring 09/02/21	Barclays Bank PLC	EUR	10,230	12,094,230	12,142,759	—	(48,529)
Expiring 10/19/21	Bank of America, N.A.	EUR	176	208,588	208,688	—	(100)
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	1,526,380	106,072	105,176	896	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 09/17/21	Citibank, N.A.	ILS	94	$29,069	$29,186	$—	$(117)
Japanese Yen,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	JPY	52,287	471,926	476,627	—	(4,701)
Expiring 09/02/21	BNP Paribas S.A.	JPY	52,287	474,325	476,734	—	(2,409)
Expiring 10/19/21	Barclays Bank PLC	JPY	5,751	52,428	52,454	—	(26)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	5,590	50,741	50,984	—	(243)
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	1,014	50,037	50,625	—	(588)
Expiring 09/15/21	Citibank, N.A.	MXN	460	23,181	22,970	211	—
New Zealand Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	122	85,009	84,893	116	—
Polish Zloty,
Expiring 10/19/21	Citibank, N.A.	PLN	180	46,740	46,645	95	—
Singapore Dollar,
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	21	16,064	15,714	350	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	754	54,596	51,171	3,425	—
Expiring 09/15/21	Citibank, N.A.	ZAR	390	28,420	26,470	1,950	—
Expiring 09/15/21	Citibank, N.A.	ZAR	313	22,868	21,223	1,645	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	264	18,965	17,936	1,029	—
Swedish Krona,
Expiring 10/19/21	Barclays Bank PLC	SEK	1,552	180,960	180,362	598	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	241	264,420	266,866	—	(2,446)
				$35,574,517	$35,563,776	104,351	(93,610)
						$179,232	$(94,000)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia	12/20/22	1.000%(Q)	120	0.178%	$1,526	$(57)	$1,583	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.122%	5,401	(191)	5,592	Citibank, N.A.
Republic of Brazil	12/20/22	1.000%(Q)	600	0.780%	2,532	(286)	2,818	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.274%	1,363	(57)	1,420	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.673%	917	(76)	993	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.287%	1,788	(76)	1,864	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.278%	1,356	(57)	1,413	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.392%	1,162	(57)	1,219	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.174%	1,533	(57)	1,590	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	0.843%	1,202	(172)	1,374	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.072%	(16,398)	(286)	(16,112)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.364%	3,631	(172)	3,803	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.344%	5,391	(248)	5,639	Citibank, N.A.
					$11,404	$(1,792)	$13,196

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(8,531)	$(494)	$(8,037)	Citibank, N.A.
** The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bellemeade Re Ltd.	08/31/21	1.250%(M)	10	*	$1	$—	$1	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(M)	13	*	1	—	1	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(M)	7	*	—	—	—	Goldman Sachs International
Bunker Hill Loan Depositary Trust	08/31/21	0.500%(M)	38	*	1	—	1	Goldman Sachs International
Countrywide Alternative Loan Trust	08/31/21	1.250%(M)	29	*	2	—	2	Goldman Sachs International
Delta Home Equity	08/31/21	1.250%(M)	21	*	1	—	1	Goldman Sachs International
Eagle Re Ltd.	08/31/21	1.250%(M)	71	*	5	—	5	Goldman Sachs International
First NLC Home Equity	08/31/21	1.250%(M)	6	*	—	—	—	Goldman Sachs International
Flagstar Mortgage Trust	08/31/21	0.500%(M)	23	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	20	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	0.500%(M)	16	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	13	*	1	—	1	Goldman Sachs International
GSAMP Home Equity	08/31/21	1.250%(M)	30	*	2	—	2	Goldman Sachs International

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	08/31/21	1.250%(M)	34	*	$2	$—	$2	Goldman Sachs International
GSRPM Mortgage Loan Trust	08/31/21	1.250%(M)	10	*	1	—	1	Goldman Sachs International
Home Re Ltd.	08/31/21	1.250%(M)	95	*	7	—	7	Goldman Sachs International
Long Beach Home Equity	08/31/21	1.250%(M)	48	*	3	—	3	Goldman Sachs International
MFRA Trust	08/31/21	1.000%(M)	65	*	4	—	4	Goldman Sachs International
MFRA Trust	08/31/21	1.250%(M)	6	*	—	—	—	Goldman Sachs International
Radnor Re Ltd.	08/31/21	1.250%(M)	92	*	6	—	6	Goldman Sachs International
Residential Accredit Loans Inc.	08/31/21	1.250%(M)	41	*	3	—	3	Goldman Sachs International
Starwood Mortgage Residential Trust	08/31/21	1.250%(M)	17	*	1	—	1	Goldman Sachs International
					$43	$—	$43

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	150	1.250%	$26,265	$27,525	$1,260

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	$(1,713)	$499	$(2,212)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	(1,196)	1,932	(3,128)	Barclays Bank PLC
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	235	(909)	(802)	(107)	Barclays Bank PLC
					$(3,818)	$1,629	$(5,447)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.443%	$338	$210	$128	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	80	0.443%	270	141	129	Goldman Sachs International
DP World PLC	12/20/24	1.000%(Q)	100	0.676%	1,212	318	894	Barclays Bank PLC
General Electric Co.	06/20/22	1.000%(Q)	130	0.236%	1,046	815	231	Morgan Stanley & Co. International PLC
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	*	1,356	(838)	2,194	Deutsche Bank AG
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.238%	30,924	(7,172)	38,096	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.238%	5,257	(1,272)	6,529	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.238%	464	153	311	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)	50	0.273%	1,656	860	796	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	100	0.531%	4,112	(333)	4,445	Credit Suisse International
Republic of Indonesia	06/20/23	1.000%(Q)	475	0.318%	6,716	(1,152)	7,868	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.262%	1,295	—	1,295	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.140%	1,096	(13)	1,109	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.223%	(1,253)	(7,709)	6,456	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.648%	3,669	3,417	252	Deutsche Bank AG

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/24	5.000%(Q)	100	3.914%	$4,015	$5,374	$(1,359)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	90	4.028%	3,646	(782)	4,428	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.364%	504	(37)	541	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	0.394%	1,903	(1,088)	2,991	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	0.394%	1,269	(608)	1,877	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.394%	634	(357)	991	BNP Paribas S.A.
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	10	0.908%	16	10	6	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	60	0.355%	752	403	349	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	30	0.389%	724	554	170	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.468%	4,579	3,486	1,093	Goldman Sachs International
					$76,200	$(5,620)	$81,820

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	1.769%	$15,518	$15,046	$472	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$8,445	$—	$8,445

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(5,407)	$(5,407)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$1,803	$1,803
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,717)	(5,717)
	105	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,896)	(2,896)
	30	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(938)	(938)
	60	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,791)	(1,791)
	135	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,043)	(4,043)
	75	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,204)	(2,204)
	80	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,340)	(2,340)
	170	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,674)	(4,674)
					$—	$(28,207)	$(28,207)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$33,698	$33,698
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	9,847	9,848
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	18,701	21,808	3,107
AUD	1,100	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	(3,525)	14,211	17,736
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(292)	(292)
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	599	599
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	8,036	8,036
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	31,817	31,817
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	41,760	41,760
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,067	8,067
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(15,125)	(15,125)
BRL	661	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(8,546)	(8,546)
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(24,176)	(24,176)
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(2,267)	1,857	4,124
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(4,278)	(3,577)	701
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	603	5,351	4,748

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	$(1)	$4,411	$4,412
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	17,654	12,292	(5,362)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,504)	975	2,479
CHF	70	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	147	4,283	4,136
CHF	130	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	6,720	6,720
CHF	40	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	1,448	4,069	2,621
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(2,302)	(2,302)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(7,145)	(7,145)
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(10,212)	(10,212)
CLP	150,000	04/09/31	3.390%(S)	1 Day CLOIS(2)(S)	—	(10,674)	(10,674)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	1,865	1,869
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,658	1,659
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,205	3,205
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,869	3,869
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	5,068	5,071
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,371	3,372
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	3,261	3,262
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	6,282	6,287
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,184	1,184
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	(163)	(157)
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(1,160)	(1,158)
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	3,594	3,598
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	15	4,688	4,673
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(18)	11,259	11,277
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	11,485	6,879	(4,606)
COP	3,100,000	04/09/31	5.245%(Q)	1 Day COOIS(2)(Q)	—	(25,086)	(25,086)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	6,100	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	$—	$(3,073)	$(3,073)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(20,573)	(20,573)
EUR	200	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(4,878)	(5,426)	(548)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	5,375	5,375
EUR	342	08/15/30	(0.191)%(A)	1 Day EONIA(2)(A)	—	225	225
EUR	100	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(9,627)	(11,244)	(1,617)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,059	44,822	39,763
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(8,955)	61,364	70,319
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,855	46,928	41,073
GBP	150	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	7,744	12,277	4,533
GBP	305	04/07/41	0.952%(A)	1 Day SONIA(2)(A)	(10)	24,342	24,352
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	50,948	44,241	(6,707)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(3,720)	(3,720)
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	7,242	(1,208)	(8,450)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	14,162	14,162
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(5,145)	(5,145)
HUF	150,500	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	(27,577)	(37,600)	(10,023)
ILS	670	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(9)	3,126	3,135
JPY	126,000	04/08/23	(0.029)%(S)	6 Month JPY LIBOR(2)(S)	51	1	(50)
JPY	179,000	04/08/26	0.018%(S)	6 Month JPY LIBOR(2)(S)	1,254	3,694	2,440
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	10,838	10,838
JPY	163,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	(3,155)	2,087	5,242
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	24,767	24,767
JPY	111,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	87,357	87,357
JPY	57,555	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	31,717	48,781	17,064

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	11,780	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	$2,383	$7,211	$4,828
JPY	10,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(491)	(491)
JPY	21,500	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	13,181	14,879	1,698
JPY	20,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(466)	(466)
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	4,449	4,449
JPY	91,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	66,889	115,217	48,328
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	8,083	7,047	(1,036)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	2,239	2,239
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	503	503
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	(11,629)	(16,355)	(4,726)
MXN	3,630	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8)	(2,165)	(2,157)
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,085	4,085
MXN	8,515	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	25,921	41,942	16,021
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	4,377	9,145	4,768
NOK	5,500	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	5,428	29,128	23,700
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	13,923	13,923
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	397	397
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(1,580)	(1,580)
NZD	540	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	7,585	13,424	5,839
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	14,469	14,469
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(10,816)	21,220	32,036
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	12,516	12,516
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	6,599	6,599
PLN	1,665	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	38,499	40,290	1,791
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	1,983	3,457	1,474
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(267)	12,042	12,309
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	581	581

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	4,555	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	$(6,624)	$1,891	$8,515
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	4,593	4,593
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	6,685	6,685
THB	3,000	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(1,423)	(1,423)
	1,500	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(2,726)	(2,726)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,505)	(2,505)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(100,108)	(100,108)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	(118)	(118)
	1,450	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	4,865	4,865
	1,770	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	6,140	6,140
	1,795	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	6,672	6,672
	1,595	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	5,942	5,942
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(15,147)	(15,147)
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	5	(40,388)	(40,393)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	2,816	31,608	28,792
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(38)	22,425	22,463
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	15,946	15,954
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(31)	26,853	26,884
ZAR	10,915	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(15,181)	1,242	16,423
					$226,639	$830,077	$603,438

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$4,550	$—	$4,550	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	5,010	—	5,010	Citibank, N.A.
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	7,982	—	7,982	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(2,120)	—	(2,120)	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(1,834)	—	(1,834)	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	14,053	—	14,053	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	13,870	—	13,870	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	3,464	—	3,464	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	$(2,833)	$(4)	$(2,829)	Goldman Sachs International
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	730	(8)	738	Morgan Stanley & Co. International PLC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	2,633	—	2,633	Morgan Stanley & Co. International PLC
RUB	15,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(2,532)	—	(2,532)	Morgan Stanley & Co. International PLC
RUB	16,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(870)	—	(870)	Morgan Stanley & Co. International PLC
THB	6,000	07/04/24	1.590%(S)	6 Month BIBOR(2)(S)	5,656	—	5,656	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	192	—	192	HSBC Bank PLC
					$47,951	$(12)	$47,963

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).